Write-down and Loss on Sale of Assets (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2025 vessel	Jan. 31, 2025 vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			$ 39,500	$ 10,400	$ 9,400
Proceeds from Sale of Property, Plant, and Equipment			88,300	23,000	68,400
Operating Lease, Impairment Loss			1,400		1,100
Gain on sale and write-down of assets (note 15)			$ 38,080	$ 10,360	$ 8,888
Suezmax Tankers | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	1	2
LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			2	1	3
Reversal of Asset Impairment Charges					$ 600
LR2 and Aframax Tankers | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	1	1
Suezmax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			1		1